Derivative Financial Instruments (Fair Value Information On Derivative Instruments Recorded On Consolidated Balance Sheet) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Derivative [Line Items]
Fair value of derivative assets	¥ 13,464,000	[1],[2],[3]	¥ 11,810,000	[1],[2],[3]
Fair value of derivative liabilities	13,810,000	[1],[2],[3]	11,765,000	[1],[2],[3]
Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	9,082,000	[1],[2],[3]	8,617,000	[1],[2],[3]
Fair value of derivative liabilities	8,889,000	[1],[2],[3]	8,523,000	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	4,080,000	[1],[2],[3]	2,916,000	[1],[2],[3]
Fair value of derivative liabilities	4,612,000	[1],[2],[3]	2,999,000	[1],[2],[3]
Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	174,000	[1],[2],[3]	149,000	[1],[2],[3]
Fair value of derivative liabilities	188,000	[1],[2],[3]	144,000	[1],[2],[3]
Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	67,000	[1],[2],[3]	69,000	[1],[2],[3]
Fair value of derivative liabilities	60,000	[1],[2],[3]	60,000	[1],[2],[3]
Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	58,000	[1],[2],[3]	57,000	[1],[2],[3]
Fair value of derivative liabilities	60,000	[1],[2],[3]	62,000	[1],[2],[3]
Others [Member]
Derivative [Line Items]
Fair value of derivative assets	3,000	[1],[2],[3],[4]	2,000	[1],[2],[3],[4]
Fair value of derivative liabilities	1,000	[1],[2],[3],[4]	(23,000)	[1],[2],[3],[4]
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	13,460,000	[2],[3],[5]	11,809,000	[2],[3],[5]
Fair value of derivative liabilities	13,810,000	[2],[3],[5]	11,764,000	[2],[3],[5]
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	9,078,000	[2],[3],[5]	8,616,000	[2],[3],[5]
Fair value of derivative liabilities	8,889,000	[2],[3],[5]	8,522,000	[2],[3],[5]
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	4,080,000	[2],[3],[5]	2,916,000	[2],[3],[5]
Fair value of derivative liabilities	4,612,000	[2],[3],[5]	2,999,000	[2],[3],[5]
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	174,000	[2],[3],[5]	149,000	[2],[3],[5]
Fair value of derivative liabilities	188,000	[2],[3],[5]	144,000	[2],[3],[5]
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	67,000	[2],[3],[5]	69,000	[2],[3],[5]
Fair value of derivative liabilities	60,000	[2],[3],[5]	60,000	[2],[3],[5]
Not Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	58,000	[2],[3],[5]	57,000	[2],[3],[5]
Fair value of derivative liabilities	60,000	[2],[3],[5]	62,000	[2],[3],[5]
Not Designated as Hedging Instrument [Member] | Others [Member]
Derivative [Line Items]
Fair value of derivative assets	3,000	[2],[3],[4],[5]	2,000	[2],[3],[4],[5]
Fair value of derivative liabilities	1,000	[2],[3],[4],[5]	(23,000)	[2],[3],[4],[5]
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	4,000	[2],[3],[6]	1,000	[2],[3],[6]
Fair value of derivative liabilities		[2],[3],[6]	1,000	[2],[3],[6]
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	4,000	[2],[3],[6]	1,000	[2],[3],[6]
Fair value of derivative liabilities		[2],[3],[6]	1,000	[2],[3],[6]
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[6]		[2],[3],[6]
Fair value of derivative liabilities		[2],[3],[6]		[2],[3],[6]
Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[6]		[2],[3],[6]
Fair value of derivative liabilities		[2],[3],[6]		[2],[3],[6]
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[6]		[2],[3],[6]
Fair value of derivative liabilities		[2],[3],[6]		[2],[3],[6]
Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[6]		[2],[3],[6]
Fair value of derivative liabilities		[2],[3],[6]		[2],[3],[6]
Designated as Hedging Instrument [Member] | Others [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[4],[6]		[2],[3],[4],[6]
Fair value of derivative liabilities		[2],[3],[4],[6]		[2],[3],[4],[6]

[1]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.